Schedule of Inventories (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Inventories Schedule Of Inventories 1	4,037,091
Inventories Schedule Of Inventories 2	4,245,418
Inventories Schedule Of Inventories 3	1,262,582
Inventories Schedule Of Inventories 4	1,462,485
Inventories Schedule Of Inventories 5	640,626
Inventories Schedule Of Inventories 6	578,537
Inventories Schedule Of Inventories 7	84,347
Inventories Schedule Of Inventories 8	76,576
Inventories Schedule Of Inventories 9	6,024,646
Inventories Schedule Of Inventories 10	6,363,016
Inventories Schedule Of Inventories 1		4,245,418
Inventories Schedule Of Inventories 2		1,462,485
Inventories Schedule Of Inventories 3		578,537
Inventories Schedule Of Inventories 4		76,576
Inventories Schedule Of Inventories 5		6,363,016